Accrued expenses	12 Months Ended
Dec. 31, 2018
Subclassifications of assets, liabilities and equities [abstract]
Accrued expenses
Accrued expenses

	December 31, 2018	December 31, 2017
Accrued research and development costs including milestone payments	700,866	4,060,048
Professional fees	315,657	227,363
Accrued vacation & overtime	54,557	69,455
Employee benefits incl. share based payments	146,949	217,649
Other	72,850	108,198
Total accrued expenses	1,290,879	4,682,713